Short-Term Borrowings	12 Months Ended
Jun. 30, 2025
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS
10.	SHORT-TERM BORROWINGS

As of June 30, 2025 and 2024, the short-term bank borrowings were for working capital and capital expenditure purposes. Details of the short-term bank borrowings as of June 30, 2025 are summarized as follows:

Lender	Loan Term		Interest Rate	Guarantee	Pledged assets	Principal Amount (RMB)

China Everbright Bank	2025/1/24	2026/1/23	3.00%	Mr. Chao Gao	Accounts receivable owned or entitled to dispose of by law	7,000,000
China Everbright Bank	2024/8/14	2025/8/13	3.00%	Mr. Chao Gao	Accounts receivable owned or entitled to dispose of by law	3,000,000
Bank of China	2025/2/19	2026/2/11	3.05%	Mr. Chao Gao	Patents	10,000,000
Shanghai Pudong Development Bank	2025/4/16	2026/4/16	3.00%	Mr. Chao Gao	-	6,000,000
Shanghai Pudong Development Bank	2024/8/23	2025/8/23	3.30%	Mr. Chao Gao	-	5,000,000
China Merchants Bank	2025/4/29	2026/4/24	2.90%	Mr. Chao Gao	-	6,000,000
China Merchants Bank	2025/5/9	2026/4/24	2.90%	Mr. Chao Gao	-	4,000,000
Bank of Jiangsu	2024/9/30	2025/9/29	3.00%	Mr. Chao Gao	-	8,000,000
Bank of Nanjing	2024/12/4	2025/12/1	2.90%	Mr. Chao Gao	-	5,000,000
Bank of Nanjing	2025/1/14	2026/1/13	2.90%	Mr. Chao Gao	-	3,000,000
Bank of Nanjing	2025/6/4	2026/5/19	3.00%	Mr. Chao Gao	-	1,000,000
Bank of Communications	2025/3/21	2026/3/20	3.10%	Mr. Chao Gao	-	6,000,000
Bank of Shanghai	2025/6/13	2025/12/9	3.10%	Mr. Chao Gao	Accounts receivable owned or entitled to dispose of by law	5,000,000
Total short-term borrowings						69,000,000
Total short-term borrowings (US$)						9,632,029

The short-term bank borrowings as of June 30, 2025 were primarily obtained from financial institutions with interest rates ranging from 2.90% to 3.30% per annum. The short-term bank loans as of June 30, 2024 were primarily obtained from financial institutions with interest rates ranging from 3.05% to 3.75% per annum US$2,233,514 (equivalent to RMB16,000,000) of the balance that were due as of the date the financial statement issued have been repaid by the Group subsequently.

Interest expense was US$284,016, US$222,628 and US$91,890 of short-term bank borrowings for the years ended June 30, 2025, 2024 and 2023, respectively. The weighted average interest rates of short-term bank borrowings outstanding were 3.20% and 3.60% per annum as of June 30, 2025 and 2024, respectively.